Document and Entity Information	Jun. 24, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2025
Entity File Number	001-38412
Entity Registrant Name	Bridgewater Bancshares Inc
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	26-0113412
Entity Address, Address Line One	4450 Excelsior Boulevard, Suite 100
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	893-6868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	BWB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001341317
Amendment Flag	false